HENDERSON GLOBAL FUNDS

Henderson All Asset Fund
Henderson International Opportunities Fund

Supplement dated April 14, 2016 to the
Prospectus dated November 30, 2015 as amended December 17, 2015

This Supplement provides new information and modifies certain disclosure in the Prospectus dated November 30, 2015 as amended December 17, 2015.  Investors should retain this Supplement with the Prospectus for future reference.

Effective immediately, the paragraphs under “Fund Summary-Henderson All Asset Fund-Management” on page seven (7) section of the Prospectus are hereby deleted in their entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  The following individuals make up the Fund’s portfolio management team:

•	Paul O’Connor, Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2013.

•	Chris Paine, Director of Asset Allocation, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2012.

Effective immediately, the paragraphs under “Fund Summary-Henderson International Opportunities Fund-Management” section on page fifty-two (52) of the Prospectus are hereby deleted in their entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund.  The following individuals make up the Fund’s portfolio management team:

•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Glen Finegan, Head of Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Ronan Kelleher, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.

•	Paul O’Connor, Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since April 2016.

•	Vincent Musumeci, CFA, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.

•	Ian Warmerdam, Director of Global Growth Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

Effective immediately, the paragraphs under “Management of the Funds-Portfolio Managers-All Asset Fund” section on page eighty-nine (89) of the Prospectus are hereby deleted in their entirety and are replaced with the following:

All Asset Fund

Paul O’Connor, Head of Multi-Asset, is a Portfolio Manager of the Fund. He joined Henderson Global Investors in 2013 and has over 21 years of investment management experience.

Chris Paine, Director of Asset Allocation, is a Portfolio Manager of the Fund. He joined Henderson Global Investors in 2000 and has over 21 years of investment management experience.

Effective immediately, the second paragraph under “Management of the Funds-Portfolio Managers-International Opportunities Fund” section on page ninety (90) of the Prospectus is hereby deleted in its entirety and is replaced with the following:

International Opportunities Fund

Asset Allocation Strategist – Paul O’Connor, Head of Multi-Asset, supports Mr. Peak in the asset allocation of the Fund. Mr. O’Connor’s biography is included in the All Asset Fund description above.

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
Class IF Shares
(the “Fund”)

Supplement dated April 14, 2016 to the
Prospectus dated March 31, 2016

This Supplement provides new information and modifies certain disclosure in the Prospectus dated March 31, 2016.  Investors should retain this Supplement with the Prospectus for future reference.

Effective immediately, the paragraphs under “Fund Summary-Henderson International Opportunities Fund-Management” section on page four (4) of the Prospectus are hereby deleted in their entirety and replaced with the following:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Glen Finegan, Head of Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Ronan Kelleher, Portfolio Manager, has been a member of the Fund’s portfolio management team since August 2015.

•	Paul O’Connor, Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since April 2016.

•	Vincent Musumeci, CFA, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.

•	Ian Warmerdam, Director of Global Growth Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

Effective immediately, the second paragraph under “Management of the Fund-Portfolio Managers” section on page fourteen (14) of the Prospectus is hereby deleted in its entirety and is replaced with the following:

Asset Allocation Strategist – Paul O’Connor, Head of Multi-Asset, supports Mr. Peak in the asset allocation of the Fund. Mr. O’Connor’s biography is included in the All Asset Fund description above.

HENDERSON GLOBAL FUNDS

Henderson All Asset Fund
Henderson International Opportunities Fund

Supplement dated April 14, 2016
to the Statement of Additional Information dated November 30, 2015

This Supplement provides new information and modifies certain disclosure in the Statement of Additional Information dated November 30, 2015.  Investors should retain this Supplement with the Statement of Additional Information for future reference.

Effective immediately, the following will replace the first paragraph under “Portfolio Managers-Portfolio Management” beginning on page eighty-eight (88) of the Statement of Additional Information:

Paul O’Connor and Chris Paine are the portfolio managers for the All Asset Fund.

Effective immediately, the following will replace the eighth paragraph under “Portfolio Managers-Portfolio Management” beginning on page eighty-eight (88) of the Statement of Additional Information:

Stephen Peak, Nicholas Cowley, Glen Finegan, Andrew Gillan, Ronan Kelleher, Paul O’Connor, Vincent Musumeci, Tim Stevenson and Ian Warmerdam are the portfolio managers for the International Opportunities Fund.

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
Class IF Shares

Supplement dated April 14, 2016
to the Statement of Additional Information dated March 31, 2016

This Supplement provides new information and modifies certain disclosure in the Statement of Additional Information dated March 31, 2016.  Investors should retain this Supplement with the Statement of Additional Information for future reference.

Effective immediately, the first paragraph under “Portfolio Managers-Portfolio Management” section on page fifty-eight (58) of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Stephen Peak, Nicholas Cowley, Glen Finegan, Andrew Gillan, Ronan Kelleher, Paul O’Connor, Vincent Musumeci, Tim Stevenson and Ian Warmerdam are the portfolio managers for the International Opportunities Fund.

Effective immediately, the following information is hereby added to the table under “Portfolio Managers-Portfolio Management” section on page fifty-eight (58) of the Statement of Additional Information:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($)	Pooled Investment Vehicle Accounts	Assets Managed ($)	Other Accounts	Assets Managed ($)	Total Assets Managed ($)
Paul O’Connor	Henderson All Asset Fund	51.95	Multi-Manager Managed Fund Multi-Manager Active Fund Multi-Manager Distribution Fund Multi-Manager Absolute Return Fund Multi-Manager Income & Growth Fund UK Strategic Income Unit Trust Diversified Growth Fund Horizon Global Multi-Asset Fund Multi-Manager Global Select Fund	509.81 302.71 262.62 204.95 682.81 18.41 252.21 117.43 80.23			2,483.13